General and administrative expenses	12 Months Ended
Dec. 31, 2017
General and Administrative Expense [Abstract]
General and administrative expenses

12. General and administrative expenses

12.1. Corporate

	For the year ended
	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015
Staff salaries	6,851,692	5,709,919	4,786,078
Share based compensation (non-cash)	457,046	1,304,325	1,436,505
Office administration	2,538,973	2,565,838	2,069,969
Bank charges and foreign exchange	219,910	140,942	151,840
Auditors’ remuneration	558,600	513,429	481,492
Other professional fees	1,280,163	1,810,089	1,250,023
Other administration costs	72,633	11,183	242,969
	11,979,017	12,055,725	10,418,876

12.2. Commercial and Chartering

Commercial and chartering expenses are the expenses attributable to our chartering and commercial operations departments in connection with our spot trading activities.

	For the year ended
	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015
Staff salaries	1,934,923	1,039,169	124,410
Office administration	341,219	201,685	8,658
Other professional fees	—	426,213	127,693
Other administration costs	343,606	354,420	68,985
	2,619,748	2,021,487	329,746